Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ (13,362)	$ (31,988)	$ 45,788
Variable Interest Entity, Primary Beneficiary [Member]
Purchases of goods and services from group companies			(11,941)
Other operating activities with external parties	24,945	(13,423)	(21,720)
Net cash (used in)/generated from operating activities	24,945	(13,423)	(33,661)
Loans to group companies		(6,329)	(3,369)
Repayment of loans from group companies		502	485
Other investing activities with external parties	(19,417)	(9,160)	(5,001)
Net cash used in investing activities	(19,417)	(14,987)	(7,885)
Loans from group companies	23,527	2,542	31,467
Repayment of loans to group companies	(24,425)	(4,300)	(10,969)
Other financing activities with external parties	(223)	7,154	11,707
Net cash generated from/(used in) financing activities	(1,121)	5,396	32,205
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ 4,407	$ (23,014)	$ (9,341)